Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital management
Common shares	$ 205,825	$ 219,579
Deficit	(189,362)	(160,693)
Long-term debt	7,174
Capital structure	$ 23,637	$ 58,886